General and administrative expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and Administrative Expenses
Occupancy expenses	SFr 1,022	SFr 1,177	SFr 1,186
IT, machinery, etc.	1,268	1,446	1,517
Provisions and losses	1,158	2,783	2,136
Travel and entertainment	381	353	355
Professional services	3,241	2,381	1,952
Amortization and impairment of other intangible assets	19	24	25
Other	1,485	1,370	1,416
General and administrative expenses	8,574	9,534	8,587
Bank
General and Administrative Expenses
Occupancy expenses	1,004	1,161	1,168
IT, machinery, etc.	1,254	1,436	1,508
Provisions and losses	1,157	2,782	2,136
Travel and entertainment	366	339	342
Professional services	3,188	2,338	1,912
Amortization and impairment of other intangible assets	19	24	25
Other	1,626	1,493	1,551
General and administrative expenses	SFr 8,614	SFr 9,573	SFr 8,642